Contingencies, Commitments, and Responsibilities - Schedule of Responsibilities Arising From the Regular Course of Business (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Third party operations
Collections	$ 15,264	$ 16,540
Transferred financial assets managed by the Bank	1,145,822	1,183,053
Subtotals	1,161,086	1,199,593
Custody of securities
Securities held in custody	2,892,194	2,269,967
Securities held in custody deposited in other entities	172,898	259
Securities issued by the Bank held in custody	106,731	105,585
Subtotals	3,171,823	2,375,811
Totals	$ 4,332,909	$ 3,575,404